Quarterly Report
July 31, 2020
MFS®  Income Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace – 2.5%
Boeing Co., 5.15%, 5/01/2030	$2,243,000	$2,447,222
Bombardier, Inc., 7.875%, 4/15/2027 (n)	1,000,000	795,000
L3Harris Technologies, Inc., 4.4%, 6/15/2028	2,157,000	2,620,195
Lockheed Martin Corp., 2.8%, 6/15/2050	265,000	298,769
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,879,000	2,257,746
TransDigm, Inc., 6.375%, 6/15/2026	1,800,000	1,764,648
		$10,183,580
Asset-Backed & Securitized – 24.9%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.271% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$1,151,994
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.895% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	826,688
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,637,972
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.325% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,705,417
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.675% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,404,103
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.625% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,635,453
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.827% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,579,412
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.522% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,682,188
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.875% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,594,883
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	841,000	806,199
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.275% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,300,000	1,193,095
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.525% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	1,720,000	1,571,160
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.475% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,735,000	1,570,175
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	563,218
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.772% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	147,973	152,228
BDS Ltd., 2018-FL2, “C”, FLR, 2.031% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	1,300,000	1,248,000
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.175% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,315,536
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	289,232	286,314
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	748,580
Cent CLO LP, 2015-24A, “A2R”, FLR, 1.925% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	2,045,000	2,000,368
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,298,185
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,000,000	2,256,875
CLNC Ltd., 2019-FL1, “C”, FLR, 2.587% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,564,105
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	1,023,171
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,993,189
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	640,254	14,721
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.075% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,448,046
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	361,919	364,428
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	887,988
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.331% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	1,740,000	1,671,916
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	295,004
Falcon Franchise Loan LLC, 13.772%, 1/05/2023 (i)(n)	13,489	670
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 3.525% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	1,250,000	1,244,086
Flagship CLO, 2014-8A, “BRR”, FLR, 1.67% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,578,052	1,556,792
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,680,101
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 2.072% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,112,623
GS Mortgage Securities Trust, 2019-GC42, “A4”, 3.001%, 9/01/2052	3,555,000	3,976,625
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	1,738,278	1,946,782
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,006,511	1,107,284
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.925% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	1,300,000	1,225,250
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.431% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	864,103
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.024% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,362,882	1,351,082
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	869,583
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.731% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,207,587
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.725% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,644,300
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.125% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,506,250	1,400,813
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.625% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,144,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 2.422% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	$500,000	$463,889
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.725% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,185,469
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.522% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	1,741,000	1,584,310
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,174,697
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “D”, FLR, 1.722% (LIBOR - 1mo. + 1.55%), 9/25/2023 (n)	1,731,000	1,729,136
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	1,244,685	1,224,741
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,691,609
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,474,555
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	800,000	803,563
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.625% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,465,410
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.277% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	842,783
Parallel Ltd., 2015-1A, “DR”, FLR, 2.822% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,505,131
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.427% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,420,977
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	94,089	94,199
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	661,646	673,112
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.922% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	944,359
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	3,402,742
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,194,616
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,420,386
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	719,704	719,924
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,868,563
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,971,441
Wells Fargo Commercial Mortgage Trust, 2017-RB1, 3.635%, 3/15/2050	1,500,000	1,698,822
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,771,390
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,266,097
West CLO Ltd., 2014-1A, “CR”, FLR, 3.272% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,666,642
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 2.325% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	1,500,000	1,486,605
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,279,499
		$99,847,108
Automotive – 2.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,800,000	$1,834,650
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,840,674
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,490,000	1,588,713
Lear Corp., 3.5%, 5/30/2030	2,500,000	2,541,845
		$8,805,882
Broadcasting – 1.8%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$1,028,057
iHeartCommunications, Inc., 8.375%, 5/01/2027	1,000,000	998,430
Prosus N.V., 3.68%, 1/21/2030 (n)	1,401,000	1,500,999
RELX Capital, Inc., 3%, 5/22/2030	674,000	748,044
Walt Disney Co., 2.65%, 1/13/2031	2,560,000	2,784,599
		$7,060,129
Brokerage & Asset Managers – 2.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,304,764
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	899,000	951,580
Intercontinental Exchange, Inc., 3%, 6/15/2050	1,017,000	1,181,439
NASDAQ, Inc., 3.25%, 4/28/2050	778,000	893,335
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,321,444
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,046,000	2,327,438
		$8,980,000
Building – 1.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,800,000	$1,903,500
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,500,000	1,468,305
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,158,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$1,057,000	$1,179,485
		$5,709,635
Business Services – 1.5%
Equinix, Inc., 2.9%, 11/18/2026	$1,741,000	$1,900,841
Global Payments, Inc., 2.9%, 5/15/2030	1,080,000	1,184,814
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	1,305,000	1,440,112
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	1,427,000	1,591,948
		$6,117,715
Cable TV – 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$1,800,000	$1,885,500
Comcast Corp., 4.15%, 10/15/2028	2,356,000	2,895,796
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,800,000	1,930,500
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,890,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,491,561
		$10,093,357
Chemicals – 0.3%
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	$1,000,000	$1,032,500
Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$1,597,710
PTC, Inc., 4%, 2/15/2028 (n)	1,500,000	1,575,525
		$3,173,235
Computer Software - Systems – 0.9%
Apple, Inc., 4.25%, 2/09/2047	$1,785,000	$2,487,829
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	965,000	1,036,169
		$3,523,998
Conglomerates – 2.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,000,000	$1,055,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	900,000	936,000
EnerSys, 4.375%, 12/15/2027 (n)	1,800,000	1,818,540
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,571,250
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,895,733
		$8,276,523
Construction – 0.4%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,500,000	$1,556,250
Consumer Products – 0.3%
Mattel, Inc., 6.75%, 12/31/2025 (n)	$1,000,000	$1,071,070
Consumer Services – 2.9%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,167,000	$2,431,698
Expedia Group, Inc., 3.25%, 2/15/2030	1,950,000	1,841,666
Experian Finance PLC, 2.75%, 3/08/2030 (n)	2,350,000	2,582,349
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,890,000
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	307,000	254,342
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	889,000	584,427
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	307,000	189,427
Visa, Inc., 2.7%, 4/15/2040	1,785,000	2,030,235
		$11,804,144
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$1,500,000	$1,565,220

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$2,224,000	$2,426,484
Electronics – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$1,967,000	$2,135,166
Broadcom, Inc., 4.3%, 11/15/2032 (n)		1,442,000	1,653,975
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,500,000	1,558,680
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,500,000	1,635,000
			$6,982,821
Emerging Market Sovereign – 1.2%
Arab Republic of Egypt, 5.75%, 5/29/2024 (n)		$1,500,000	$1,511,730
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		1,333,000	1,169,041
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	758,569
Republic of Guatemala, 5.375%, 4/24/2032 (n)		$461,000	527,845
Republic of South Africa, 8%, 1/31/2030	ZAR	15,926,000	860,064
			$4,827,249
Energy - Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$822,000	$835,344
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		463,000	469,488
			$1,304,832
Energy - Integrated – 1.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$1,451,687
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,512,866
Exxon Mobil Corp., 4.227%, 3/19/2040		970,000	1,244,535
			$4,209,088
Entertainment – 0.7%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		$1,000,000	$923,750
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		500,000	330,000
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		1,500,000	1,417,500
			$2,671,250
Financial Institutions – 1.9%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$1,328,000	$1,425,076
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		2,285,000	2,077,452
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	1,989,346
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,800,000	1,120,500
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		970,000	951,836
			$7,564,210
Food & Beverages – 2.0%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$1,051,024
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	1,184,011
Camposol S.A., 6%, 2/03/2027 (n)		824,000	812,464
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		700,000	733,250
Constellation Brands, Inc., 3.75%, 5/01/2050		652,000	769,513
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,000,000	1,038,750
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		1,000,000	1,102,500
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050		542,000	670,360
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)		500,000	512,500
			$7,874,372
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$2,062,000	$2,124,272
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		400,000	415,100
Marriott International, Inc., 5.75%, 5/01/2025		439,000	487,653
Marriott International, Inc., 4.625%, 6/15/2030		561,000	601,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	$500,000	$470,000
		$4,098,289
Insurance – 0.2%
American International Group, Inc., 3.9%, 4/01/2026	$706,000	$813,161
Insurance - Property & Casualty – 3.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$2,170,000	$2,277,048
Aon Corp., 4.5%, 12/15/2028	2,224,000	2,713,910
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,433,405
Hub International Ltd., 7%, 5/01/2026 (n)	1,000,000	1,063,000
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (n)	2,375,000	2,789,814
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	1,723,000	2,322,708
		$13,599,885
Machinery & Tools – 1.1%
Caterpillar, Inc., 3.25%, 4/09/2050	$1,727,000	$2,075,822
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,076,000	1,160,065
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,109,710
		$4,345,597
Major Banks – 6.7%
Bank of America Corp., 4.125%, 1/22/2024	$568,000	$633,814
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,770,978
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	689,558
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	2,155,000	2,294,758
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 12/31/2164	1,800,000	1,949,004
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,509,784
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	334,506
JPMorgan Chase & Co., 3.125%, 1/23/2025	1,397,000	1,532,409
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	726,000	790,751
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	2,198,000	2,739,035
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	728,000	825,472
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	1,508,000	1,668,896
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,447,880
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	2,043,000	2,239,532
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	2,206,000	2,340,090
		$26,766,467
Medical & Health Technology & Services – 3.2%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,335,000	$1,463,614
Alcon, Inc., 2.6%, 5/27/2030 (n)	318,000	342,191
BayCare Health System, Inc., 3.831%, 11/15/2050	497,000	644,005
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	1,730,000	1,617,283
Cigna Corp., 3.2%, 3/15/2040	2,221,000	2,484,485
Encompass Health Corp., 5.75%, 9/15/2025	1,800,000	1,862,928
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,973,125
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,561,990
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	568,000	677,494
		$12,627,115
Medical Equipment – 0.9%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,823,195
Teleflex, Inc., 4.875%, 6/01/2026	1,500,000	1,575,000
		$3,398,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.5%
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	$1,000,000	$995,500
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)	1,278,000	1,416,267
Newmont Corp., 2.25%, 10/01/2030	2,219,000	2,344,504
Novelis Corp., 5.875%, 9/30/2026 (n)	1,000,000	1,066,910
		$5,823,181
Midstream – 1.9%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$2,125,000	$2,246,784
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,000,000	1,036,800
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,347,032
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,258,000	1,259,522
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	688,000	793,659
		$7,683,797
Mortgage-Backed – 0.2%
Fannie Mae, 6.5%, 5/01/2031	$14,899	$17,010
Fannie Mae, 3%, 2/25/2033 (i)	374,690	39,869
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	54,050	62,847
Fannie Mae, 6%, 11/01/2034	142,121	167,808
Fannie Mae, 3.5%, 11/01/2048	153,117	162,011
Fannie Mae, 2.5%, 3/01/2050	119,939	127,019
Freddie Mac, 0.886%, 4/25/2024 (i)	92,244	2,370
Ginnie Mae, 3%, 9/20/2047	276,538	292,793
		$871,727
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$1,164,512
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	1,730,000	1,836,914
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	1,155,000	1,437,617
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	2,500,000	2,432,175
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	20,550
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	310,537
		$7,202,305
Other Banks & Diversified Financials – 1.6%
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	$798,000	$789,821
BBVA USA, 2.875%, 6/29/2022	1,931,000	1,994,642
Kazkommertsbank JSC, 5.5%, 12/21/2022	506,244	503,950
Truist Financial Corp. , 1.5%, 3/10/2025	2,379,000	2,467,172
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	760,000	780,900
		$6,536,485
Pharmaceuticals – 0.3%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$1,206,000	$1,351,153
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$1,013,000
Real Estate - Apartment – 0.6%
Mid-America Apartments LP, 2.75%, 3/15/2030	$2,266,000	$2,459,605
Real Estate - Office – 0.3%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033	$1,050,000	$1,054,041
Real Estate - Retail – 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$2,086,000	$2,112,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,344,371
Home Depot, Inc., 2.5%, 4/15/2027	2,000,000	2,213,024
		$4,557,395
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,500,000	$1,575,000
Specialty Stores – 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024	$1,500,000	$1,537,500
Supranational – 0.3%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,357,867
Telecommunications - Wireless – 2.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,471,534
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	1,000,839
American Tower Corp., REIT, 3.1%, 6/15/2050	912,000	1,004,728
Crown Castle International Corp., 4.15%, 7/01/2050	1,638,000	2,069,181
Crown Castle, REIT, 3.25%, 1/15/2051	724,000	808,962
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	1,899,000	2,318,508
		$9,673,752
Tobacco – 0.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$2,034,989
U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,050,000	$1,706,783
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	9,839,148
U.S. Treasury Bonds, 2.375%, 11/15/2049	1,776,900	2,299,420
U.S. Treasury Notes, 1.375%, 1/31/2022	13,200,000	13,445,953
		$27,291,304
Utilities - Electric Power – 4.0%
AEP Transmission Co. LLC, 3.65%, 4/01/2050	$382,000	$480,561
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	760,000	745,522
Berkshire Hathaway Energy Co., 3.7%, 7/15/2030 (n)	1,525,000	1,850,732
Clearway Energy Operating LLC, 5.75%, 10/15/2025	1,800,000	1,921,500
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,766,647
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	841,869
FirstEnergy Corp., 4.85%, 7/15/2047	1,310,000	1,619,574
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,800,000	1,957,500
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	2,317,386
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	637,000	635,969
Xcel Energy, Inc., 3.4%, 6/01/2030	700,000	822,568
		$15,959,828
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$394,000	$435,700
Total Bonds		$392,840,840
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$69,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$11,588
Total Common Stocks		$81,260
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.15% (v)	7,387,035	$7,387,773

Other Assets, Less Liabilities – 0.1%		357,370
Net Assets – 100.0%		$400,667,243
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,387,773 and $392,922,100, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,796,637, representing 40.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	894,700	ZAR	15,134,473	HSBC Bank	10/16/2020	$16,362
Liability Derivatives
USD	119	EUR	105	Citibank N.A.	10/16/2020	$(4)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	277	$61,212,672	September – 2020	$61,775
U.S. Treasury Ultra Bond	Long	USD	56	12,750,500	September – 2020	491,517
						$553,292
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	156	$19,675,500	September – 2020	$(58,925)
U.S. Treasury Ultra Note 10 yr	Short	USD	304	48,412,000	September – 2020	(761,889)
						$(820,814)
At July 31, 2020, the fund had liquid securities with an aggregate value of $482,565 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$69,672	$—	$69,672
Canada	11,588	—	—	11,588
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	27,291,304	—	27,291,304
Non - U.S. Sovereign Debt	—	6,185,116	—	6,185,116
Municipal Bonds	—	7,202,305	—	7,202,305
U.S. Corporate Bonds	—	199,171,089	—	199,171,089
Residential Mortgage-Backed Securities	—	3,086,912	—	3,086,912
Commercial Mortgage-Backed Securities	—	47,361,567	—	47,361,567
Asset-Backed Securities (including CDOs)	—	50,270,356	—	50,270,356
Foreign Bonds	—	52,272,191	—	52,272,191
Mutual Funds	7,387,773	—	—	7,387,773
Total	$7,399,361	$392,910,512	$—	$400,309,873
Other Financial Instruments
Futures Contracts – Assets	$553,292	$—	$—	$553,292
Futures Contracts – Liabilities	(820,814)	—	—	(820,814)
Forward Foreign Currency Exchange Contracts – Assets	—	16,362	—	16,362
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4)	—	(4)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,104,369	$195,774,996	$195,499,939	$8,891	$(544)	$7,387,773
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,704	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.